INCOME TAXES - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	May 22, 2020	May 31, 2020	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net operating loss carryforwards
Valuation allowance			$ 229,000,000	$ 243,000,000
Decrease in valuation allowance				(400,000,000)
Deferred income tax liabilities on the unremitted earnings of foreign investments			896,000,000	684,000,000
Income tax payments, net of refunds			371,000,000	252,000,000	$ 713,000,000
Interest expense (recovery) reflected within net tax expense			1,000,000	4,000,000	4,000,000
Accrued interest expense			12,000,000	11,000,000	7,000,000
Income tax penalties expense			0	0	0
Income tax penalties accrued			0	$ 0	$ 0
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Net operating loss carryforwards
Ownership interest sold	65.00%	65.00%		65.00%
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards			4,067,000,000	$ 3,671,000,000
Capital loss carryforwards unrecognized			21,000,000	253,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits			$ 113,000,000	$ 106,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards						$ 446	$ 849
Mexican Tax Authority (SAT)
Net operating loss carryforwards
Unused net operating loss carryforwards						10	$ 13
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Year 2013
Net operating loss carryforwards
Audit assessment								$ 1
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Years 2014 through 2017
Net operating loss carryforwards
Audit assessment						$ 490